Employee benefit (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligation

(in thousands of euro)	June 30, 2025	December 31, 2024

Allowance for retirement defined benefit	2,319	2,369
Allowance for seniority awards	348	361
Defined benefit obligations	2,666	2,730

Disclosure of net defined benefit liability (asset)
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2024	2,441

Service cost	353
Payments (benefits and contributions paid by the employer)	(29)
Actuarial (gain) / loss	(36)

As of December 31, 2024	2,730

Service cost	166
Payments (benefits and contributions paid by the employer)	(216)
Actuarial (gain) / loss	(13)

As of June 30, 2025	2,666